STOCKHOLDER'S EQUITY (Details 2) (USD $)	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning Balance	4,060,000	4,060,000
Granted
Exercised
Forfeited
Cancelled
Ending Balance	4,060,000	4,060,000
Options exercisable at the end	1,624,000	1,624,000
Options expected to vest	4,060,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Beginning Balance	$ 0.4	$ 0.4
Granted
Exercised
Forfeited
Cancelled
Ending Balance	$ 0.40	$ 0.4
Options exercisable at the end	$ 0.4	$ 0.4
Weighted average fair value of options granted during the period
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding,Weighted Average Remaining Contractual Term [Roll Forward]
Beginning Balance	9 years 6 months	9 years 9 months
Ending Balance	9 years 3 months	9 years 6 months
Options exercisable at the end	9 years 3 months	9 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding,Aggregate Intrinsic Value [Roll Forward]
Beginning Balance	$ 1,421,000	$ 2,233,000
Ending Balance	933,800	1,421,000
Options exercisable at the end	$ 373,520	$ 446,600